SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM LOANS AND OTHER BORROWINGS - Short-term bank loans (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2023	Dec. 31, 2022
Borrowings and other credit facilities
Short-term bank loans - Related parties	Rp 4,916	Rp 4,462
Short-term bank loans - Third parties	4,734	3,729
Short-term bank loans	9,650	8,191
Bank Mandiri
Borrowings and other credit facilities
Short-term bank loans - Related parties	4,013	3,483
BNI.
Borrowings and other credit facilities
Short-term bank loans - Related parties	903	979
PT Bank HSBC Indonesia ("HSBC")
Borrowings and other credit facilities
Short-term bank loans - Third parties	2,547	1,836
MUFG Bank, Ltd. ("MUFG Bank")
Borrowings and other credit facilities
Short-term bank loans - Third parties	1,155	1,349
UOB Indonesia
Borrowings and other credit facilities
Short-term bank loans - Third parties	500
PT Bank DBS Indonesia ("DBS")
Borrowings and other credit facilities
Short-term bank loans - Third parties	440	475
Others (each below Rp100 billion)
Borrowings and other credit facilities
Short-term bank loans - Third parties	Rp 92	Rp 69